Allowance for Probable Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	$ 76,171	$ 75,893
Loans individually evaluated for impairment, Allowance	12,221	16,002
Loans collectively evaluated for impairment, Recorded Investment	5,603,074	5,123,342
Loans collectively evaluated for impairment, Allowance	52,607	54,159
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	40,175	34,183
Loans individually evaluated for impairment, Allowance	9,112	12,234
Loans collectively evaluated for impairment, Recorded Investment	1,049,311	1,008,459
Loans collectively evaluated for impairment, Allowance	13,240	10,199
Commercial real estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	10,876	13,976
Loans individually evaluated for impairment, Allowance	1,890	852
Loans collectively evaluated for impairment, Recorded Investment	1,404,101	1,194,532
Loans collectively evaluated for impairment, Allowance	11,065	11,689
Commercial real estate: farmland and commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	14,166	16,038
Loans individually evaluated for impairment, Allowance	1,219	2,916
Loans collectively evaluated for impairment, Recorded Investment	1,887,233	1,734,001
Loans collectively evaluated for impairment, Allowance	17,464	21,551
Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	835	295
Loans collectively evaluated for impairment, Recorded Investment	115,864	101,803
Loans collectively evaluated for impairment, Allowance	846	776
Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	5,840	6,153
Loans collectively evaluated for impairment, Recorded Investment	416,186	432,309
Loans collectively evaluated for impairment, Allowance	3,589	3,812
Residential: junior lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	2,895	3,206
Loans collectively evaluated for impairment, Recorded Investment	485,405	406,024
Loans collectively evaluated for impairment, Allowance	4,683	4,249
Consumer Loan
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,384	1,606
Loans collectively evaluated for impairment, Recorded Investment	59,753	64,808
Loans collectively evaluated for impairment, Allowance	660	750
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment		436
Loans collectively evaluated for impairment, Recorded Investment	185,221	181,406
Loans collectively evaluated for impairment, Allowance	$ 1,060	$ 1,133